Janus Henderson Forty Fund Average Annual Total Returns - Class D Shares [Member]		12 Months Ended	36 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	22.71%	13.59%	14.66%	14.59%
Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%		15.32%	19.07%	18.13%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		14.42%	14.95%	14.82%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.06%		9.50%	14.66%
Performance Inception Date	Jan. 27, 2017
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.18%		8.94%	13.62%
Performance Inception Date	Jan. 27, 2017
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.30%		11.61%	17.05%
Performance Inception Date	Jan. 27, 2017